Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	ATM Program [Member] Series B Preferred Stock, Mezzanine Equity [Member]	ATM Program [Member] Series C Preferred Stock Mezzanine Equity [Member]	ATM Program [Member] Series D Preferred Stock, Mezzanine Equity [Member]	ATM Program [Member] Mezzanine Equity [Member]	ATM Program [Member] Common Stock [Member]	ATM Program [Member] Additional Paid-in Capital [Member]	ATM Program [Member] Retained Earnings [Member]	ATM Program [Member] Treasury Stock, Common [Member]	ATM Program [Member]	ELOC Purchase Agreement [Member] Series B Preferred Stock, Mezzanine Equity [Member]	ELOC Purchase Agreement [Member] Series C Preferred Stock Mezzanine Equity [Member]	ELOC Purchase Agreement [Member] Series D Preferred Stock, Mezzanine Equity [Member]	ELOC Purchase Agreement [Member] Mezzanine Equity [Member]	ELOC Purchase Agreement [Member] Common Stock [Member]	ELOC Purchase Agreement [Member] Additional Paid-in Capital [Member]	ELOC Purchase Agreement [Member] Retained Earnings [Member]	ELOC Purchase Agreement [Member] Treasury Stock, Common [Member]	ELOC Purchase Agreement [Member]	Series C Preferred Stock Mezzanine Equity [Member] Series B Preferred Stock, Mezzanine Equity [Member]	Series C Preferred Stock Mezzanine Equity [Member] Series C Preferred Stock Mezzanine Equity [Member]	Series C Preferred Stock Mezzanine Equity [Member] Series D Preferred Stock, Mezzanine Equity [Member]	Series C Preferred Stock Mezzanine Equity [Member] Mezzanine Equity [Member]	Series C Preferred Stock Mezzanine Equity [Member] Common Stock [Member]	Series C Preferred Stock Mezzanine Equity [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock Mezzanine Equity [Member] Retained Earnings [Member]	Series C Preferred Stock Mezzanine Equity [Member] Treasury Stock, Common [Member]	Series C Preferred Stock Mezzanine Equity [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Series B Preferred Stock, Mezzanine Equity [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Series C Preferred Stock Mezzanine Equity [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Series D Preferred Stock, Mezzanine Equity [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Mezzanine Equity [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Common Stock [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Retained Earnings [Member]	Series B Preferred Stock, Mezzanine Equity [Member] Treasury Stock, Common [Member]	Series B Preferred Stock, Mezzanine Equity [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Series B Preferred Stock, Mezzanine Equity [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Series C Preferred Stock Mezzanine Equity [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Series D Preferred Stock, Mezzanine Equity [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Mezzanine Equity [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Common Stock [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Additional Paid-in Capital [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Retained Earnings [Member]	Series D Preferred Stock, Mezzanine Equity [Member] Treasury Stock, Common [Member]	Series D Preferred Stock, Mezzanine Equity [Member]	June 2025 Warrants [Member] Series B Preferred Stock, Mezzanine Equity [Member]	June 2025 Warrants [Member] Series C Preferred Stock Mezzanine Equity [Member]	June 2025 Warrants [Member] Series D Preferred Stock, Mezzanine Equity [Member]	June 2025 Warrants [Member] Mezzanine Equity [Member]	June 2025 Warrants [Member] Common Stock [Member]	June 2025 Warrants [Member] Additional Paid-in Capital [Member]	June 2025 Warrants [Member] Retained Earnings [Member]	June 2025 Warrants [Member] Treasury Stock, Common [Member]	June 2025 Warrants [Member]	Series B Preferred Stock, Mezzanine Equity [Member]	Series C Preferred Stock Mezzanine Equity [Member]	Series D Preferred Stock, Mezzanine Equity [Member]	Mezzanine Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Balance (in shares) at Dec. 31, 2022																																																							0	0			1,000			0
Balance at Dec. 31, 2022																																																							$ 0	$ 0			$ 0	$ 837,598	$ (824,532)	$ (3,054)	$ 10,012
Net loss																																																							$ 0	$ 0			$ 0	0	(20,291)	0	(20,291)
Issuance of common stock (in shares)	0	0			1,000																																																		0	0			5,000
Issuance of common stock	$ 0	$ 0			$ 0	$ 755	$ 0	$ 0	$ 755																																														$ 0	$ 0			$ 0	10,794	0	0	10,794
Stock-based compensation expense																																																							$ 0	$ 0			$ 0	1,278	0	$ 0	1,278
Balance (in shares) at Dec. 31, 2023																																																							0	0	0		7,000			0
Balance at Dec. 31, 2023																																																							$ 0	$ 0	$ 0	$ 0	$ 0	851,268	(844,823)	$ (3,054)	$ 3,391
Balance (in shares) at Dec. 31, 2023																																																														0	1
Exercise of common stock warrants, net of expenses																																																							0	0			0	843	0	$ 0	$ 843
Net loss																																																							$ 0	$ 0	$ 0	0	$ 0	0	10,219	0	10,219
Issuance of common stock (in shares)	0	0	0		3,000				2,862
Issuance of common stock	$ 0	$ 0	$ 0	$ 0	$ 1	1,366	0	0	$ 1,367
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																																							0	0	0
Issuance of common stock, equity consideration in debt extinguishment																																																							$ 0	$ 0	$ 0	0	$ 0	280	0	0	280
Stock-based compensation expense																																																							$ 0	$ 0	$ 0	0	$ 0	164	0	0	164
Balance (in shares) at Mar. 31, 2024																																																							0	0	0		10,000
Balance at Mar. 31, 2024																																																							$ 0	$ 0	$ 0	0	$ 1	853,078	(834,604)	$ (3,054)	15,421
Balance (in shares) at Mar. 31, 2024																																																														0
Issuance of Series C preferred stock to extinguish debt (in shares)																																																							0	0	0
Issuance of Series C preferred stock to extinguish debt																																																							$ 0	$ 0	$ 0	0	$ 0	280	0	$ 0	280
Balance (in shares) at Dec. 31, 2023																																																							0	0	0		7,000			0
Balance at Dec. 31, 2023																																																							$ 0	$ 0	$ 0	0	$ 0	851,268	(844,823)	$ (3,054)	$ 3,391
Balance (in shares) at Dec. 31, 2023																																																														0	1
Net loss																																																															$ (1,805)
Balance (in shares) at Jun. 30, 2024																																																							6,000	0	0		12,000
Balance at Jun. 30, 2024																																																							$ 6,954	$ 0	$ 0	6,954	$ 1	853,175	(846,628)	$ (3,054)	3,494
Balance (in shares) at Jun. 30, 2024																																																														0
Deemed dividends on warrants																																																															0
Balance (in shares) at Dec. 31, 2023																																																							0	0	0		7,000			0
Balance at Dec. 31, 2023																																																							$ 0	$ 0	$ 0	0	$ 0	851,268	(844,823)	$ (3,054)	$ 3,391
Balance (in shares) at Dec. 31, 2023																																																														0	1
Net loss																																																							$ 0	$ 0			$ 0	0	(1,787)	$ 0	$ (1,787)
Issuance of common stock (in shares)	0	0			3,000				2,862	0	0			191,000				200,000
Issuance of common stock	$ 0	$ 0			$ 0	$ 1,366	$ 0	$ 0	$ 1,366	$ 0	$ 0			$ 0	$ 9,045	$ 0	$ 0	$ 9,045
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																																							0	3,000			0
Issuance of common stock, equity consideration in debt extinguishment																																																							$ 0	$ 569			$ 0	0	0	$ 0	0
Balance (in shares) at Dec. 31, 2024																																																							0	12,000	0		256,000			0
Balance at Dec. 31, 2024																																																							$ 0	$ 3,181	$ 0	3,181	$ 0	859,660	(846,610)	$ (3,054)	9,996
Reverse split adjustments - fractional share round ups (in shares)																																																							0	0			2,000
Stock-based compensation expense																																																							$ 0	$ 0			$ 0	455	0	$ 0	$ 455
Balance (in shares) at Dec. 31, 2024																																																														0	1
Issuance of Series C preferred stock to extinguish debt (in shares)																																																							0	3,000			0
Issuance of Series C preferred stock to extinguish debt																																																							$ 0	$ 569			$ 0	0	0	$ 0	$ 0
Deemed dividends on Series C preferred stock																																																							0	1,413			0	(1,413)	0	0	(1,413)
Cash dividends on Series C preferred stock																																																							$ 0	$ 0			$ 0	(657)	0	0	(657)
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																																							0	0			0
Issuance of common stock, equity consideration in debt extinguishment																																																							$ 0	$ 0			$ 0	280	0	0	280
Balance (in shares) at Mar. 31, 2024																																																							0	0	0		10,000
Balance at Mar. 31, 2024																																																							$ 0	$ 0	$ 0	0	$ 1	853,078	(834,604)	$ (3,054)	15,421
Balance (in shares) at Mar. 31, 2024																																																														0
Net loss																																																							$ 0	$ 0	$ 0	0	$ 0	0	(12,024)	$ 0	(12,024)
Issuance of common stock (in shares)																												6,000	0	0		0
Issuance of common stock																												$ 6,954	$ 0	$ 0	$ 6,954	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 30, 2024																																																							6,000	0	0		12,000
Balance at Jun. 30, 2024																																																							$ 6,954	$ 0	$ 0	6,954	$ 1	853,175	(846,628)	(3,054)	3,494
Reverse split adjustments - fractional share round ups (in shares)																																																							0	0	0		2,000
Stock-based compensation expense																																																							$ 0	$ 0	$ 0	0	$ 0	97	0	$ 0	97
Balance (in shares) at Jun. 30, 2024																																																														0
Deemed dividends on warrants																																																															0
Balance (in shares) at Dec. 31, 2024																																																							0	12,000	0		256,000			0
Balance at Dec. 31, 2024																																																							$ 0	$ 3,181	$ 0	3,181	$ 0	859,660	(846,610)	$ (3,054)	$ 9,996
Balance (in shares) at Dec. 31, 2024																																																														0	1
Net loss																																																							$ 0	$ 0	$ 0	0	$ 0	0	(4,045)	$ 0	$ (4,045)
Issuance of common stock (in shares)										0	0	0		151,000
Issuance of common stock										$ 0	$ 0	$ 0	$ 0	$ 1	1,977	0	0	$ 1,978
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																																							0	(9,000)	0		3,046,000
Issuance of common stock, equity consideration in debt extinguishment																																																							$ 0	$ (2,815)	$ 0	(2,815)	$ 3	2,860	0	0	2,863
Stock-based compensation expense																																																							$ 0	$ 0	$ 0	0	$ 0	72	0	0	72
Balance (in shares) at Mar. 31, 2025																																																							0	3,000	0		3,556,000
Balance at Mar. 31, 2025																																																							$ 0	$ 1,038	$ 0	1,038	$ 4	863,995	(850,655)	$ (3,054)	10,290
Balance (in shares) at Mar. 31, 2025																																																														0
Issuance of Series C preferred stock to extinguish debt (in shares)																																																							0	(9,000)	0		3,046,000
Issuance of Series C preferred stock to extinguish debt																																																							$ 0	$ (2,815)	$ 0	(2,815)	$ 3	2,860	0	$ 0	2,863
Preferred stock redemptions (in shares)																			0	0	0		0
Preferred stock redemptions																			$ 0	$ (110)	$ 0	$ (110)	$ 0	$ (373)	$ 0	$ 0	$ (373)
Deemed dividends on Series C preferred stock																			0	782	0	782	0	(782)	0	0	(782)
Cash dividends on Series C preferred stock																			0	0	0	0	0	(216)	0	0	(216)
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																																							0	0	0		57,000
Issuance of common stock, equity consideration in debt extinguishment																																																							$ 0	$ 0	$ 0	0	$ 0	476	0	0	476
Exercise of common stock warrants (in shares)																																																							0	0	0		46,000
Exercise of common stock warrants, net of expenses																																																							$ 0	$ 0	$ 0	0	$ 0	312	0	0	312
Settlement of common stock warrant liability																																																							$ 0	$ 0	$ 0	0	$ 0	9	0	$ 0	9
Balance (in shares) at Dec. 31, 2024																																																							0	12,000	0		256,000			0
Balance at Dec. 31, 2024																																																							$ 0	$ 3,181	$ 0	3,181	$ 0	859,660	(846,610)	$ (3,054)	$ 9,996
Balance (in shares) at Dec. 31, 2024																																																														0	1
Net loss																																																															$ (14,676)
Balance (in shares) at Jun. 30, 2025																																																							0	1,000	4,000		9,248,000
Balance at Jun. 30, 2025																																																							$ 0	$ 356	$ 2,887	3,243	$ 9	867,937	(861,286)	$ (3,054)	$ 3,606
Balance (in shares) at Jun. 30, 2025																																																														0	1
Deemed dividends on warrants																																																															$ (9)
Balance (in shares) at Mar. 31, 2025																																																							0	3,000	0		3,556,000
Balance at Mar. 31, 2025																																																							$ 0	$ 1,038	$ 0	1,038	$ 4	863,995	(850,655)	$ (3,054)	10,290
Balance (in shares) at Mar. 31, 2025																																																														0
Net loss																																																							$ 0	$ 0	$ 0	0	$ 0	0	(10,631)	$ 0	(10,631)
Issuance of common stock (in shares)										0	0	0		650,000				700,000																			0	0	4,000		0
Issuance of common stock										$ 0	$ 0	$ 0	$ 0	$ 0	$ 423	$ 0	$ 0	$ 423																			$ 0	$ 0	$ 2,813	$ 2,813	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																																							0	(2,000)	0		5,009,000
Issuance of common stock, equity consideration in debt extinguishment																																																							$ 0	$ (1,322)	$ 0	(1,322)	$ 5	4,818	0	0	4,823
Stock-based compensation expense																																																							$ 0	$ 0	$ 0	0	$ 0	32	0	0	32
Balance (in shares) at Jun. 30, 2025																																																							0	1,000	4,000		9,248,000
Balance at Jun. 30, 2025																																																							$ 0	$ 356	$ 2,887	3,243	$ 9	867,937	(861,286)	$ (3,054)	$ 3,606
Balance (in shares) at Jun. 30, 2025																																																														0	1
Issuance of Series C preferred stock to extinguish debt (in shares)																																																							0	(2,000)	0		5,009,000
Issuance of Series C preferred stock to extinguish debt																																																							$ 0	$ (1,322)	$ 0	(1,322)	$ 5	4,818	0	$ 0	$ 4,823
Deemed dividends on Series C preferred stock																			0	640	0	640	0	(4,084)	0	0	(4,084)										0	0	74	74	0	(74)	0	0	(74)
Cash dividends on Series C preferred stock																			$ 0	$ 0	$ 0	$ 0	$ 0	$ (57)	$ 0	$ 0	$ (57)										$ 0	$ 0	$ 0	$ 0	$ 0	$ (63)	$ 0	$ 0	$ (63)
Exercise of common stock warrants (in shares)																																																							0	0	0		33,000
Exercise of common stock warrants, net of expenses																																																							$ 0	$ 0	$ 0	0	$ 0	15	0	0	15
Settlement of common stock warrant liability																																																							0	0	0	0	0	11	0	0	11
Deemed dividends on warrants																																																							$ 0	$ 0	$ 0	$ 0	$ 0	$ (9)	$ 0	$ 0	$ (9)
Issuance of June 2025 warrants																																														$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,930	$ 0	$ 0	$ 2,930